Note 25 - Transactions Involving Related Parties and Affiliates (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 25 - Transactions Involving Related Parties and Affiliates (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services (in Shares)	115,102,465	187	10
Terra Norma and Terra Stabile [Member]
Note 25 - Transactions Involving Related Parties and Affiliates (Details) [Line Items]
Operating Leases, Rent Expense	293	308	346
Stock Issued During Period, Shares, Issued for Services (in Shares)	4,620,108	9	1
Issuance of Stock and Warrants for Services or Claims		416	553
Aurora Properties Inc. [Member]
Note 25 - Transactions Involving Related Parties and Affiliates (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services (in Shares)	3,085,819	8
Stock Issued During Period, Value, Issued for Services		548